Condensed Financial Information of the Company (Details 2) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Prc Subsidiary and Vies [Member] CNY	Jun. 30, 2012 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2012 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2010 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2009 Prc Subsidiary and Vies [Member] CNY
Cash flows from operating activities:
Net income (loss) attributable to the Company	18,367	$ (2,516)	(15,982)	(59,171)	(135,275)	18,367	$ (2,516)	(15,982)	(59,171)	(135,275)
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Equity in loss of subsidiaries and variable interest entity						(26,446)	268	1,700	48,345	111,956
Change in operating assets and liabilities:
Prepayments and other current assets	24,437	(2,495)	(15,848)	(10,182)	(8,697)	1,515	39	247	(6,271)	(616)
Income tax payable	(21,374)	(4,061)	(25,799)	338	(2,507)	0	0	0	0	(1,704)
Amount due from related parties						390	0	0	(390)	0
Accrued expenses and other liabilities	(21,514)	(892)	(5,668)	6,283	6,163	22,587	(4,173)	(26,509)	1,883	9,651
Net cash provided by operating activities	77,993	28,758	182,702	(9,210)	(6,281)	16,413	(6,382)	(40,544)	(15,604)	(15,988)
Cash flows from investing activities:
Investment in subsidiaries and variable interest entities						7,906	602	3,825	(38,852)	(737,525)
Net cash used in investing activities	(687,475)	27,631	175,542	(277,153)	(429,981)	7,906	602	3,825	(38,852)	(737,525)
Cash flows from financing activities:
Repurchase of shares	0	0	0	0	(1,976)	0	0	0	0	(1,976)
Net cash used in financing activities.	336,063	(43,167)	(274,248)	(76,396)	(2,026)	0	0	0	0	(1,976)
Effect of exchange rate changes on cash and cash equivalents	8,962	(2,027)	(12,877)	(16,838)	(654)	(28,038)	3,989	25,344	(16,838)	(87)
Net decrease in cash and cash equivalents	(264,457)	11,195	71,119	(379,597)	(438,942)	(3,719)	(1,791)	(11,375)	(71,294)	(755,576)
Cash and cash equivalents at the beginning of period	358,228	14,760	93,771	737,825	1,176,767	17,346	2,145	13,627	88,640	844,216
Cash and cash equivalents at the end of period	93,771	$ 25,955	164,890	358,228	737,825	13,627	$ 355	2,252	17,346	88,640